Financial risk factors (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) item facility customer country Agency	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Cash, cash equivalents and restricted cash	$ 522,000,000	$ 610,000,000	$ 443,000,000	$ 555,000,000
Undrawn borrowing facilities	$ 442,000,000	$ 353,000,000
Ratio of consolidated external net debt as a multiple of adjusted EBITDA	5.3	4.9
Number of production facilities operated | facility	23
Interest rate risk
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Percentage of fixed rate borrowings	100.00%	92.00%
Weighted average interest rate	4.00%	4.10%
Currency risk
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Number of production facilities operated | facility	23
Number of countries business operates | country	9
Number of continents business operates | item	3
Percentage Of Reasonably Possible Increase In Risk Assumption	1.00%
Increase (Decrease) in equity due to increase in risk component.	$ (1,000,000)	$ (4,000,000)
Credit risk
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Credit rating agencies | Agency	2
Number of customers accounting for largest percentage of total revenue. | customer	10
Percentage of entity's revenue	57.00%	57.00%	55.00%